United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2013

Date of Reporting Period: Quarter ended 05/31/2012

Item 1. Schedule of Investments

Federated High Yield Trust

Portfolio of Investments

May 31, 2012 (unaudited)

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds – 84.9%
		Aerospace/Defense – 0.6%
$375,000	[1]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	343,125
200,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	212,000
721,618	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	769,425
125,000	[1,2]	Sequa Corp., Sr. Note, Series 144A, 11.75%, 12/1/2015	133,282
		TOTAL	1,457,832
		Automotive – 6.0%
725,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	732,250
475,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	498,750
475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	503,500
225,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	244,688
300,000		Chrysler Group LLC, Note, Series WI, 8.00%, 6/15/2019	302,250
1,000,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	1,007,500
350,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	378,000
1,175,000		Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	875,375
500,000		Ford Motor Credit Co., 2.75%, 5/15/2015	508,756
1,000,000		Ford Motor Credit Co., 4.25%, 2/3/2017	1,067,484
300,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	334,002
525,000		Ford Motor Credit Co., Sr. Unsecd. Note, 5.00%, 5/15/2018	575,108
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	254,909
425,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	446,250
1,075,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	975,562
700,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	710,500
875,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	826,875
200,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	207,750
700,000	[1,2]	Schaeffler AG, Series 144A, 8.50%, 2/15/2019	739,375
475,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	496,375
375,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	400,313
375,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	405,000
650,000		Tomkins LLC/Tomkins, Inc., Term Loan — 2nd Lien, 9.00%, 10/1/2018	717,437
475,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	502,312
1,200,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,230,000
		TOTAL	14,940,321
		Building Materials – 2.5%
175,000		Anixter International, Inc., 5.625%, 5/1/2019	178,719
325,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	285,594
300,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	307,500
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	265,000
325,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	336,375
800,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	818,000
1,050,000		Norcraft Cos. LP, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	997,500
325,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	344,500
950,000		Nortek Holdings, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	926,250
850,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	820,250

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$725,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	724,093
325,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	329,875
		TOTAL	6,333,656
		Chemicals – 2.3%
250,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	250,000
625,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	625,000
525,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	460,687
675,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	756,000
325,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	348,563
600,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 10.00%, 10/15/2020	601,500
875,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	665,000
675,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	671,625
600,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	639,000
350,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	411,250
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	371,526
		TOTAL	5,800,151
		Construction Machinery – 0.8%
575,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	610,937
275,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	307,313
1,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,204,375
		TOTAL	2,122,625
		Consumer Products – 3.8%
625,000	[1,2]	Freedom Group, Inc., Series 144A, 7.875%, 5/1/2020	643,750
900,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	999,000
375,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 6.875%, 5/15/2020	377,812
1,025,000		Prestige Brands Holdings, Inc., Company Guarantee, 8.25%, 4/1/2018	1,122,375
75,000	[1,2]	Prestige Brands Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 2/1/2020	81,375
425,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series WI, 6.625%, 12/15/2020	452,625
256,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	278,403
1,600,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,552,000
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	259,531
125,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	105,938
525,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	553,219
550,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	569,943
700,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 6.75%, 3/15/2020	711,375
200,000	[1,2]	Spectrum Brands Holdings, Inc., Series 144A, 9.50%, 6/15/2018	222,000
1,625,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,543,750
		TOTAL	9,473,096
		Energy – 6.3%
650,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	349,375
800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	788,000
275,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	269,500
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.375%, 9/15/2022	255,625
550,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	621,500
1,025,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	1,145,437
825,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	785,812
750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.775%, 3/15/2019	715,312

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$300,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	286,500
125,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	135,000
775,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	763,375
525,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	541,078
625,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	578,125
275,000		Comstock Resources, Inc., Company Guarantee, 9.50%, 6/15/2020	262,086
375,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	404,063
350,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	362,250
24,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	26,040
200,000	[1,2]	EP Energy LLC, Sr. Secd. Note, Series 144A, 6.875%, 5/1/2019	205,250
825,000	[1,2]	EP Energy LLC, Sr. Unsecd. Note, Series 144A, 9.375%, 5/1/2020	846,656
125,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	126,875
350,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	378,000
750,000		Forbes Energy Services Ltd., Company Guarantee, Series WI, 9.00%, 6/15/2019	699,375
175,000	[1,2]	Laredo Petroleum, Series 144A, 7.375%, 5/1/2022	179,375
425,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	436,688
425,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	452,625
200,000	[1,2]	Lone Pine Resources, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 2/15/2017	189,000
650,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	669,500
550,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	547,250
250,000		Plains Exploration & Production Co., Sr. Note, 6.125%, 6/15/2019	243,750
175,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 6.50%, 11/15/2021	179,813
500,000	[1,2]	Sandridge Energy, Inc., Series 144A, 8.125%, 10/15/2022	493,125
250,000		Sesi LLC, Sr. Note, Series WI, 6.375%, 5/1/2019	263,750
225,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.125%, 12/15/2021	246,375
525,000		Vanguard Natural Resources LLC, Sr. Unsecd. Note, 7.875%, 4/1/2020	519,094
775,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	806,000
		TOTAL	15,771,579
		Entertainment – 1.1%
1,000,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	1,112,500
375,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	409,688
700,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	752,500
650,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
500,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	546,250
		TOTAL	2,820,938
		Financial Institutions – 5.8%
475,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	537,938
600,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	678,000
800,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	858,000
1,000,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	1,030,169
425,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	425,958
475,000		CIT Group, Inc., 5.00%, 5/15/2017	466,984
1,075,000		CIT Group, Inc., 5.25%, 3/15/2018	1,060,219
175,000		CIT Group, Inc., 5.375%, 5/15/2020	168,109
3,558,049	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	3,558,049
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	526,007
450,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	502,875

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$475,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	519,531
1,550,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,728,250
275,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	280,500
225,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	230,625
1,975,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	2,004,625
		TOTAL	14,575,839
		Food & Beverage – 3.6%
1,050,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	1,076,261
325,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.966%, 2/1/2015	325,000
400,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	430,000
775,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	810,844
925,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	1,021,547
1,250,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	1,218,750
1,800,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,957,500
175,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	183,750
800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	820,000
1,225,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	1,240,312
		TOTAL	9,083,964
		Gaming – 4.0%
825,000	[1,2]	Affinity Gaming LLC, Sr. Unsecd. Note, Series 144A, 9.00%, 5/15/2018	829,125
779,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	817,950
450,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	469,125
75,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	77,438
1,050,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	1,068,375
1,150,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,227,625
350,000	[1,2]	Harrah's Operating Co., Inc., Sr. Secd. Note, Series 144A, 8.50%, 2/15/2020	349,562
900,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	902,250
450,000		MGM Mirage, Inc., 7.75%, 3/15/2022	450,000
1,275,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,310,062
400,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 2/1/2019	425,000
275,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	281,875
915,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	904,908
850,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	901,000
		TOTAL	10,014,295
		Health Care – 8.5%
625,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	657,813
1,950,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,076,750
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	756,875
1,000,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	812,500
250,000		DJO Finance LLC, Company Guarantee, Series WI, 9.75%, 10/15/2017	180,625
75,000	[1,2]	DJO Finance LLC, Series 144A, 8.75%, 3/15/2018	75,750
1,325,000		Emergency Medical Services Corp., Company Guarantee, Series WI, 8.125%, 6/1/2019	1,358,125
675,000		Grifols, Inc., Sr. Note, Series WI, 8.25%, 2/1/2018	721,406
1,325,000		HCA Holdings, Inc, Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	1,368,062
500,000		HCA, Inc., Revolver — 1st Lien, 5.875%, 3/15/2022	497,500
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	724,625
175,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	191,625

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$1,775,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,864,859
925,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	874,125
775,000	[1,2]	Inventiv Health, Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	658,750
725,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	775,750
1,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,517,625
100,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	110,250
125,000	[1,2]	PSS World Medical, Inc., Series 144A, 6.375%, 3/1/2022	126,875
250,000	[1,2]	Physiotherapy, Inc., Series 144A, 11.875%, 5/1/2019	251,250
425,000	[1,2]	United Surgical Partners International, Inc., Series 144A, 9.00%, 4/1/2020	443,063
1,500,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,535,625
1,796,718		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	1,857,357
1,375,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,354,375
475,000	[1]	Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	470,250
		TOTAL	21,261,810
		Industrial - Other – 3.5%
225,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	239,625
225,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	239,625
200,000		Atkore International, Inc., Sr. Secd. Note, Series WI, 9.875%, 1/1/2018	200,000
400,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	441,000
750,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	796,875
625,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	646,875
150,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	154,500
525,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	553,875
700,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	703,500
850,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	701,250
200,000	[1,2]	MMI International Ltd., Series 144A, 8.00%, 3/1/2017	205,000
525,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	511,875
300,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	297,000
90,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	99,900
1,075,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,075,000
750,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	800,625
950,000		The Hillman Group, Inc., Sr. Unsecd. Note, 10.875%, 6/1/2018	995,125
72,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	79,560
		TOTAL	8,741,210
		Media - Cable – 0.9%
150,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	158,812
175,000		Charter Communications Holdings II, 7.375%, 6/1/2020	188,125
125,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	134,688
1,100,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,163,250
175,000	[1,2]	DISH DBS Corporation, Series 144A, 4.625%, 7/15/2017	171,281
325,000	[1,2]	DISH DBS Corporation, Series 144A, 5.875%, 7/15/2022	318,500
		TOTAL	2,134,656
		Media - Non-Cable – 6.0%
525,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	585,375
1,250,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,081,250
725,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	783,000
150,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	141,750

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$1,025,000	[1,2]	Clear Channel Worldwide, Sr. Sub. Note, Series 144A, 7.625%, 3/15/2020	984,000
1,025,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	1,114,687
925,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	846,375
825,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	895,125
592,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	621,600
800,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	868,000
1,175,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	32,313
325,000		Intelsat Bermuda, Ltd., Company Guarantee, 11.50%, 2/4/2017	320,125
650,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	711,750
950,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	993,937
700,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	702,625
750,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	753,750
200,000	[1,2]	Lamar Media Corp., Series 144A, 5.875%, 2/1/2022	202,250
39,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	38,123
281,997		Nexstar Broadcasting Group, Inc., Company Guarantee, Series 1, 7.00%, 1/15/2014	276,357
375,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	393,750
325,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 7.75%, 10/15/2018	351,000
425,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	367,625
1,200,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,347,000
625,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	643,750
		TOTAL	15,055,517
		Metals & Mining – 0.2%
600,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	60
500,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
525,000	[1,2]	Penn Virginia Resource Partners LP, Sr. Note, Series 144A, 8.375%, 6/1/2020	527,625
		TOTAL	527,685
		Packaging – 3.6%
925,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	966,625
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	206,000
250,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	276,250
1,320,563		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	1,320,563
100,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	112,500
900,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	949,500
475,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	447,688
1,450,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	1,399,250
425,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	424,469
200,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	206,500
725,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.875%, 8/15/2019	770,312
200,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	161,000
550,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.50%, 2/15/2021	512,875
275,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 9.875%, 8/15/2019	274,656
850,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	939,250
		TOTAL	8,967,438
		Paper – 0.2%
75,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	79,313
150,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	168,000

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$375,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	374,062
		TOTAL	621,375
		Restaurants – 1.3%
1,425,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,555,032
1,125,000	[1,2]	NPC International, Inc., Series 144A, 10.50%, 1/15/2020	1,233,281
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.974%, 3/15/2014	554,875
		TOTAL	3,343,188
		Retailers – 3.5%
825,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	874,500
950,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	847,875
1,375,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,350,937
700,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	733,250
1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,431,000
75,000		Sally Beauty Holdings, Inc., 5.75%, 6/1/2022	76,219
550,000	[1,2]	Sally Beauty Holdings, Inc., Sr. Note, Series 144A, 6.875%, 11/15/2019	588,500
1,375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, Series B, 9.75%, 2/15/2017	1,412,812
600,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	622,500
775,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	780,813
		TOTAL	8,718,406
		Services – 1.4%
350,000	[1,2]	Carlson Wagonlit Travel, Sr. Secd. Note, Series 144A, 6.875%, 6/15/2019	350,000
925,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	992,062
500,000	[1,2]	Monitronics International, Inc., Sr. Unsecd. Note, Series 144A, 9.125%, 4/1/2020	487,500
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	607,750
225,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	226,688
775,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	820,531
		TOTAL	3,484,531
		Technology – 12.6%
950,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	1,023,625
150,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	161,625
1,075,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	876,125
975,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	1,028,625
675,000	[1,2]	Beagle Acquisition Corp., Sr. Unsecd. Note, Series 144A, 11.00%, 12/31/2019	752,625
350,000		CDW LLC/CDW Finance, Company Guarantee, 12.535%, 10/12/2017	376,250
1,500,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	1,548,750
1,125,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,162,969
1,150,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	1,204,625
950,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	993,938
900,000	[1,2]	DataTel Inc., Series 144A, 9.75%, 1/15/2019	938,250
1,100,000		Epicor Software Corp., 8.625%, 5/1/2019	1,108,250
100,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	109,375
400,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	445,000
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	341,250
1,475,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	1,434,437
1,125,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,189,687
1,125,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	1,096,875
775,000		IGATE Capital Corp., Sr. Unsecd. Note, Series WI, 9.00%, 5/1/2016	825,375

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$925,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	1,029,062
200,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	214,000
700,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	733,250
100,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	104,500
1,075,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	1,123,375
675,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	756,000
925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	958,531
875,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	616,875
275,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	288,063
500,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series WI, 7.00%, 11/1/2021	527,500
1,300,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	1,433,250
375,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 9.375%, 4/1/2019	388,125
825,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	853,875
250,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.75%, 6/15/2018	258,750
1,025,000		Spansion, Inc., Sr. Unsecd. Note, Series WI, 7.875%, 11/15/2017	989,125
650,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	674,375
425,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	434,563
500,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	516,250
1,150,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,239,125
425,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	499,906
825,000	[1,2]	Trans Union LLC, Series 144A, 9.625%, 6/15/2018	874,500
625,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 7.875%, 5/1/2019	612,500
		TOTAL	31,743,156
		Transportation – 0.2%
275,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	282,563
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	316,875
		TOTAL	599,438
		Utility - Electric – 0.9%
150,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	80,625
225,000		Energy Future Intermediate Holding Company LLC, Sr. Secd. Note, 10.00%, 12/1/2020	243,563
186,668	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	185,602
775,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	749,812
575,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 5/15/2019	562,062
300,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. 2nd Priority Note, Series 144A, 11.75%, 3/1/2022	307,500
350,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	236,250
		TOTAL	2,365,414
		Utility - Natural Gas – 2.1%
700,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	738,500
75,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	83,078
175,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	199,304
1,175,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,274,875
375,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	391,875
825,000		Inergy LP, Company Guarantee, 6.875%, 8/1/2021	829,125
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	213,500
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	284,625
162,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	178,200
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	262,500

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	585,062
225,000	[1,2]	Targa Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2022	225,000
		TOTAL	5,265,644
		Wireless Communications – 2.9%
800,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	812,000
350,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	346,500
701,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	693,990
75,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	77,250
225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	248,625
1,125,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,091,250
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	355,250
600,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	448,500
1,550,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,356,250
925,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	1,003,625
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	303,000
500,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	460,000
		TOTAL	7,196,240
		Wireline Communications – 0.3%
700,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	703,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $212,027,831)	213,123,504
		COMMON STOCKS – 10.4%
		Automotive – 0.6%
190,787	[3]	Exide Technologies	442,626
7,068	[3]	General Motors Co.	156,910
1,750,000	[1,3]	General Motors Corp., Escrow Shares	26,250
103,803	[3]	Stoneridge, Inc.	731,811
7,473	[3]	Tower International, Inc.	94,608
		TOTAL	1,452,205
		Building Materials – 0.3%
35,071	[3]	Interline Brands, Inc.	879,230
		Chemicals – 0.7%
130,650	[3]	Ferro Corp.	580,086
153,773	[3]	Omnova Solutions, Inc.	1,107,166
		TOTAL	1,687,252
		Consumer Products – 0.7%
61,605	[3]	Libbey, Inc.	891,424
65,892	[3]	Prestige Brands Holdings, Inc.	904,697
		TOTAL	1,796,121
		Energy – 0.1%
74,271	[3]	Forbes Energy Services Ltd.	373,207
		Food & Beverage – 0.3%
47,653	[3]	Dean Foods Co.	745,293
		Gaming – 0.4%
47,507		Ameristar Casinos, Inc.	888,381
		Health Care – 0.3%
316,836	[3]	Radnet, Inc.	760,406

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Home Products – 0.4%
30,703	[3]	Spectrum Brands Holdings, Inc.	1,059,868
		Industrial — Other – 0.9%
27,771		Belden, Inc.	867,844
26,415	[3]	General Cable Corp.	751,771
38,391	[3]	International Wire Group Holdings, Inc.	556,669
		TOTAL	2,176,284
		Media - Non-Cable – 2.0%
540,425	[3]	Crown Media Holdings, Inc., Class A	794,425
265,974	[3]	Cumulus Media, Inc., Class A	744,727
106,777	[3]	Entercom Communication Corp.	526,411
476,788	[3]	Entravision Communications Corp.	638,896
98,995		Interpublic Group of Cos., Inc.	1,028,558
43,440	[3]	Lamar Advertising Co.	1,069,058
32,134	[3]	Nexstar Broadcasting Group, Inc., Class A	213,048
		TOTAL	5,015,123
		Metals & Mining – 0.0%
138,395	[1,3,5]	Royal Oak Mines, Inc.	0
		Other – 0.0%
469	[1,3,5]	CVC Claims Litigation LLC	0
		Paper – 0.8%
24,569	[3]	Clearwater Paper Corp.	769,993
98,434	[3]	Graphic Packaging Holding Co.	487,248
15,893		Rock-Tenn Co.	819,920
		TOTAL	2,077,161
		Retailers – 0.3%
34,262	[3]	Express, Inc.	633,847
		Services – 0.4%
114,355	[3]	Garda World Security Corp.	953,281
		Technology – 1.7%
59,566	[3]	Freescale Semiconductor Ltd.	548,007
64,037		IGATE Capital Corp.	1,049,566
97,872	[3]	Kemet Corp.	562,764
49,123		Lender Processing Services	1,133,759
97,194	[3]	Magnachip Semiconductor Corp.	925,287
		TOTAL	4,219,383
		Textile – 0.3%
89,173		The Jones Group, Inc.	859,628
		Wireless Communications – 0.2%
78,453	[3]	MetroPCS Communications, Inc.	502,099
		TOTAL COMMON STOCKS (IDENTIFIED COST $34,842,876)	26,078,769
		Preferred Stock – 0.2%
		Finance - Commercial – 0.2%
562	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $170,345)	481,915

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		WARRANTS – 0.1%
		Automotive – 0.1%
6,425	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	85,453
6,425	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	55,319
		TOTAL WARRANTS (IDENTIFIED COST $754,803)	140,772
		EXCHANGE-TRADED FUNDS – 1.2%
		Financial Services – 1.2%
15,728		iShares MSCI EAFE Index Fund	751,169
36,138		iShares Russell 1000 Growth Fund	2,232,967
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $3,179,997)	2,984,136
		MUTUAL FUNDS – 2.0%[6]
46,946		Federated InterContinental Fund, Institutional Shares	1,940,288
77,698		Federated Max-Cap Fund, Institutional Shares	1,034,152
2,146,758	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	2,146,758
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $5,842,905)	5,121,198
		TOTAL INVESTMENTS — 98.8% (IDENTIFIED COST $256,818,757)[8]	247,930,294
		OTHER ASSETS AND LIABILITIES - NET — 1.2%[9]	3,089,761
		TOTAL NET ASSETS — 100%	$251,020,055
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2012, these restricted securities amounted to $75,270,179, which represented 30.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2012, these liquid restricted securities amounted to $74,244,952, which represented 29.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	10/19/2007-2/8/2011	$361,419	$343,125
CVC Claims Litigation LLC	3/26/1997-8/19/1997	$4,646,903	$0
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$186,669	$185,602
General Motors Corp., Escrow Shares	4/21/2011	$36,502	$26,250
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Royal Oak Mines, Inc.	2/24/1999	$15,376	$0
Wolverine Healthcare, Sr. Note, Series 144A, 10.625%, 6/1/2020	5/24/2012	$471,889	$470,250

3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holdings.
7	7-Day net yield.

8	At May 31, 2012, the cost of investments for federal tax purposes was $256,846,377. The net unrealized depreciation of investments for federal tax purposes was $8,916,083. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,965,095 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,881,178.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$213,091,131	$32,373[1]	$213,123,504
Equity Securities:
Common Stock
Domestic	24,551,231	—	26,250[1]	24,577,481
International	1,501,288	—	0	1,501,288
Preferred Stock
Domestic	—	481,915	—	481,915
Warrants	140,772	—	—	140,772
Exchange-Traded Funds	2,984,136	—	—	2,984,136
Mutual Funds	5,121,198	—	—	5,121,198
TOTAL SECURITIES	$34,298,625	$213,573,046	$58,623	$247,930,294
1	Includes $20,563 of corporate bond securities and $26,250 of domestic common stock securities transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of level 3. These transfers represent the value of the securities at the beginning of the period.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date July 19, 2012